Business Combination (Details)							12 Months Ended
	Apr. 18, 2022 CNY (¥) shares	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Jul. 27, 2021 CNY (¥)	Jan. 31, 2021 CNY (¥)	Jan. 31, 2021 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Business Combination (Details) [Line Items]
Cash consideration					¥ 300,000
Comprehensive income loss							¥ 9,965,925	$ 1,444,923	¥ (248,405,988)		¥ 25,628,444
Other payables term							1 year	1 year
Prepayment amount	¥ 53,400,000			¥ 300,000,000
Prepaid amount				¥ 100,000,000
Youxi Software [Member]
Business Combination (Details) [Line Items]
Cash consideration (in Dollars) | $						$ 46,500
Business Combination [Member]
Business Combination (Details) [Line Items]
Equity interest percentage		100.00%	100.00%
Equity interest percentage							100.00%	100.00%
Cash consideration | $			$ 3,000,000
Equity interests (in Shares) | shares	100
Youxi Software [Member]
Business Combination (Details) [Line Items]
Comprehensive income loss									¥ 364,366
Qingtian International School [Member]
Business Combination (Details) [Line Items]
Equity interest percentage		100.00%	100.00%
Cash consideration		¥ 23,000,000
Total unpaid consideration							¥ 8,000,000
Youxi Software [Member] | Business Combination [Member]
Business Combination (Details) [Line Items]
Equity interest percentage					100.00%	100.00%			100.00%	100.00%
Equity interests (in Shares) | shares	100